38
                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             Form 13F
                        Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPO Partners & Co.
Address:  591 Redwood Highway, Suite 3215
          Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Patterson
Title:     Managing Director and Vice President
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

/s/ William J. Patterson     Mill Valley, CA     July 26, 2002
------------------------     ---------------     -------------
        [Signature]           [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 5
Form 13F Information Table Value Total: $ 128,868
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name

1    28-4164                SPO Advisory Corp.

                           Form 13F INFORMATION TABLE


COLUMN 1         COLUMN 2 COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
---------------  -------- --------  -------- ----------------- ---------- -------- ----------------
                 TITLE OF            VALUE   SHRS OR  SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
 NAME OF ISSUER  CLASS    CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------  -------- --------  -------- ----------------- ---------- -------- ----------------
ADVENT SOFTWARE, COM      007974108 $14,842    577,500 SH      DEFINED    1          577,500
INC.

AMERICAN TOWER   CL A     029912201 $23,098  6,695,000 SH      DEFINED    1        6,695,000
CORP.

CROWN CASTLE     COM      228227104 $23,605  6,006,263 SH      DEFINED    1        6,006,263
INTERNATIONAL

PROQUEST         COM      74346P102 $52,000  1,464,800 SH      DEFINED    1        1,464,800

PURE RESOURCES   COM      74622E102 $15,323    736,700 SH      DEFINED    1          736,700
